UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Adams Asset Advisors, LLC
Address: 8150 N. Central Expressway Suite M1120
Dallas, Texas 75206

Form 13F File Number: 028-12061

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Steven Adams
Title:   Manager/Owner
Phone: 214-360-7410

/s/ Steven Adams
4/22/2013

Report Type (Check only one):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                        Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
                                              -----------
Form 13F Information Table Entry Total:                87
                                              -----------
Form 13F Information Table Value Total:       $   635,400
                                              -----------
                                              (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Adams Asset Advisors, LLC
FORM 13F
As of 3/31/2013








		TITLE           MARKET                       VOTING
               OF              VALUE  	SHARES/  INVEST OTH  AUTHORITY
NAME OF ISSUER CLASS CUSIP     x$1000 	PRN AMT  DISCR  MNGR SOLE SHARED NONE
-------------- ---   --------- ------ 	-------- ------ ---- ---- ------ ----
Alliance Res.	COM   01877r108	6,981 109,592SH SOLE		      109,592
Anadarko Pete	COM   032511107 1,212  13,865SH SOLE		       13,865
Apple Inc.      COM   037833100 12,893 29,126SH SOLE                   29,126
Arkansas Best   COM   040790107 1,521 130,298SH SOLE                  130,298
Bill Barrett    COM   06846N104   648  32,000SH SOLE                   32,000
Boardwalk Pipe.	COM   096627104 4,505 153,707SH SOLE		      153,707
Brinks          COM   109696104   510  18,075SH SOLE                   18,075
Buckeye Partner COM   118230101 3,754  61,392SH SOLE                   61,392
Calumet Spec.   COM   131476103 17,083 458,618SH SOLE                 458,618
Caterpillar     COM   149123101 13,045 150,000SH SOLE                 150,000
Chesapeake gran COM   165185109   279  20,000SH SOLE                   20,000
Chevron Corp	COM   166764100 33,037 278,044SH SOLE	              278,044
Cisco Sys. Inc. COM   17275r102 6,060 290,039SH SOLE                  290,039
Cliffs Natural  COM   18683k101 4,370 229,902SH SOLE                  229,902
ConocoPhillips  COM   20825C104 8,696 144,698SH SOLE                  144,698
Cooper Tire Rub COM   216831107   880  34,314SH SOLE                   34,314
Dawson Geophys  COM   239359102   555  18,500SH SOLE                   18,500
Devon Energy    COM   25179m103 1,520  26,948SH SOLE                   26,948
Diamond Offshr  COM   25271C102 4,532  65,153SH SOLE                   65,153
Direxion Daily  COM   25459W151 6,160 500,000SH SOLE                  500,000
Dorchester Min. COM   25820r105 2,499 107,751SH SOLE                  107,751
Eagle Rock      COM   26985r104 3,934 400,704SH SOLE                  400,704
Enbridge Energy COM   29250r106 2,910  96,569SH SOLE                   96,569
Entergy Corp.   COM   29364g103 9,092 143,781SH SOLE                 143,781
Energy Transfer COM   29273R109 4,421  87,222SH SOLE                   87,222
Enterprise Prod COM   293792107 3,257  54,030SH SOLE                   54,030
Excelon  	COM   30161N101 7,209 209,105SH SOLE                  209,105
Exxon Mobil Cor COM   30231g102 7,480  83,020SH SOLE                   83,020
Freeport McM.	COM   35671D857 11,825 357,254SH SOLE                 357,254
Freightcar Amer.COM   357023100   498  22,850SH SOLE                   22,850
Gamestop	COM   36467w109	  489  17,500SH SOLE                   17,500
General Elec	COM   369604103	4,438 191,979SH SOLE		      191,979
Hess Corp       COM   42809h107 1,561  21,806SH SOLE                   21,806
Hewlett Packard COM   428236103 4,702 197,263SH SOLE                  197,263
Intel Corp.     COM   458140100 16,319 747,407SH SOLE                 747,407
Ishares MSCI PacCOM   464286665 1,669  33,590SH SOLE                   33,590
Ishares MSCIEAFECom   464287465 1,579  26,775SH SOLE                   26,775
Ishares Emergin COM   464287234 1,477  34,546SH SOLE                   34,546
Ishares S&P US  COM   464288687 1,247  30,777SH SOLE                   30,777
Joy Global      COM   481165108 5,952 100,000SH SOLE                  100,000
Kinder Morgan   COM   494550106 3,716  41,395SH SOLE                   41,395
Knightsbridge   COM   G5299G106   464  56,600SH SOLE                   56,600
Lilly Eli & CO  COM   532457108 3,007  52,955SH SOLE                   52,955
Magellan Mid.   COM   559080106 3,836  71,798SH SOLE                   71,798
Marathon Oil    COM   565849106 1,292  38,327SH SOLE                   38,327
Martin Midstr.  COM   573331105 4,566 118,544SH SOLE                  118,544
Merck & Co.	COM   589331107 10,537 238,412SH SOLE                 238,412
Microsoft Corp. COM   594918104 9,389 328,231SH SOLE                  328,231
Murphy Oil      COM   626717102 9,903 155,403SH SOLE                  155,403
Natural Resour. COM   63900p103 2,269  96,993SH SOLE                   96,993
Newmont Mining  COM   651639106 8,222 196,295SH SOLE                  196,295
Norfolk SOuth   COM   655844108 6,632  86,042SH SOLE                   86,042
Nustar          COM   67058h102 6,492 121,718SH SOLE                  121,718
Occidental Pet.	COM   674599105	245,477 3,132,295SH SOLE            3,132,295
Olin Corp	COM   680665205 4,185 165,958SH SOLE                  165,958
Oneok Partners  COM   68268N103 1,048  18,272SH SOLE                   18,272
P D L Biopharma COM   69329Y104   631  86,450SH SOLE                   86,450
Patterson UTI E COM   703481101 1,120  47,020SH SOLE                   47,020
Pfizer		COM   717081103 7,172 248,512SH SOLE                  248,512
PG & E Corp     COM   69331c108 1,308  29,374SH SOLE                   29,374
Phillips 66     COM   718546104 2,979  56,105SH SOLE                   56,105
Philip Morris	COM   718172109	1,706  20,406SH SOLE		       20,406
Plains All Amer COM   726503105 3,889  68,864SH SOLE                   68,864
Power-One Inc.  COM   739308104   592 143,106SH SOLE                  143,106
Pro Shares Ultr COM   74347X856 4,039 107,000SH SOLE                  107,000
Public Svc. Ent COM   744573106 8,600 250,453SH SOLE                  250,453
PVR Partners LP COM   693665101 1,397  57,964SH SOLE                   57,964
Republic Svc.   COM   760759100 1,576  47,770SH SOLE                   47,770
Resolute Forest COM   76117W109   581  35,910SH SOLE                   35,910
Reynolds Amern  COM   761713106 1,032  23,202SH SOLE                   23,202
Fin. Sector SPDRCOM   81369Y605 2,990 164,229SH SOLE                  164,229
Skullcandy      COM   83083J104   448  85,000SH SOLE                   85,000
Stone Energy    COM   861642106   906  41,700SH SOLE                   41,700
Suburban Propan COM   864486AB1   616  13,852SH SOLE                   13,852
Suncor Energy   COM   867229106   495  16,500SH SOLE                   16,500
Sunoco Logist.  COM   86764L108 3,807  58,213SH SOLE                   58,213
Sun Cmntys Inc. COM   866674104 7,685 155,796SH SOLE                  155,796
Susser Petrol.  COM   869239103   877  27,000SH SOLE                   27,000
Swift Energy    COM   870738101   627  42,375SH SOLE                   42,375
Sysco Corp	COM   871829107 3,922 111,537SH SOLE                  111,537
T C Pipelines   COM   87233q108 3,213  66,281SH SOLE                   66,281
Timken Company  COM   887389104 7,682 135,776SH SOLE                  135,776
Ultra Petrol    COM   903914109   603  30,000SH SOLE                   30,000
Universal Corp	COM   913456109 6,073 108,371SH SOLE                  108,371
Valero Energy   COM   91913Y100 4,703 103,403SH SOLE                  103,403
Vanguard GNMA   COM   922031794   219  20,253SH SOLE                   20,253
Verizon Comm	COM   92343V104 12,013 244,429SH SOLE                 244,429
Waste Managemnt COM   94106l109 3,922 100,048SH SOLE                  100,048
Weyerhaeuser	COM   962166104	4,187 133,441SH SOLE		      133,441
Williams Partnr COM   96950f104   641  12,379SH SOLE                   12,379





REPORT SUMMARY:   87        635,400